CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions	Ordinary Shares Adjusted balance as of January 1, 2020 CNY (¥) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Shares Adjusted balance as of January 1, 2020 CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital Adjusted balance as of January 1, 2020 CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Retained Earnings Adjusted balance as of January 1, 2020 CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated Other Comprehensive (Loss) Income Adjusted balance as of January 1, 2020 CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest Adjusted balance as of January 1, 2020 CNY (¥)	Noncontrolling Interest CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Adjusted balance as of January 1, 2020 CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017		¥ 0			¥ (107)		¥ 3,624			¥ 2,513			¥ 168		¥ 36			¥ 6,234
Balance issued (in shares) at Dec. 31, 2017 | shares		294,040,234	294,040,234
Balance outstanding (in shares) at Dec. 31, 2017 | shares		280,518,358	280,518,358
Treasury shares, balance (in shares) at Dec. 31, 2017 | shares					3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0					14											14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		2,557,654	2,557,654
Share-based compensation							83											83
Noncontrolling interest recognized in connection with acquisitions															150			150
Net income										716					11			727
Cash dividends declared/paid/approved										(660)								(660)
Dividends paid to noncontrolling interest holders															(5)			(5)
Capital contribution from noncontrolling interest holders															29			29
Acquisition of noncontrolling interest							(8)								(76)			(84)
Foreign currency translation adjustments													(169)					(169)
Balance (ASU 2016-01) at Dec. 31, 2018								¥ 41			¥ (41)
Balance at Dec. 31, 2018		¥ 0			¥ (107)		3,713			2,610			(42)		145			6,319
Balance issued (in shares) at Dec. 31, 2018 | shares		296,597,888	296,597,888
Balance outstanding (in shares) at Dec. 31, 2018 | shares		283,076,012	283,076,012
Treasury shares, balance (in shares) at Dec. 31, 2018 | shares					3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0					14											14
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		2,826,597	2,826,597
Share-based compensation							110											110
Net income										1,769					(8)			1,761
Cash dividends declared/paid/approved										(678)								(678)
Dividends paid to noncontrolling interest holders															(5)			(5)
Capital contribution from noncontrolling interest holders															22			22
Disposal of noncontrolling interest for deconsolidation															3			3
Acquisition of noncontrolling interest							(3)								(36)			(39)
Foreign currency translation adjustments													(7)					(7)
Balance (ASU 2016-13) at Dec. 31, 2019	¥ 0			¥ (107)		¥ 3,834		¥ (7)	¥ 3,694			¥ (49)		¥ 121		¥ (7)	¥ 7,493
Balance at Dec. 31, 2019		¥ 0			¥ (107)		3,834			3,701			(49)		121			¥ 7,500
Balance issued (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares	299,424,485
Balance issued (in shares) at Dec. 31, 2019 | shares		299,424,485	299,424,485															299,424,485	299,424,485
Balance outstanding (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares	285,902,609
Balance outstanding (in shares) at Dec. 31, 2019 | shares		285,902,609	285,902,609															285,902,609	285,902,609
Treasury shares, balance (in shares) (ASU 2016-13) at Dec. 31, 2019 | shares				3,096,764
Treasury shares, balance (in shares) at Dec. 31, 2019 | shares					3,096,764													3,096,764	3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks		¥ 0					2											¥ 2
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares		1,454,307	1,454,307
Share-based compensation							122											122
Issuance of ordinary shares in Hong Kong public offering		¥ 0					5,968											5,968
Issuance of ordinary shares in Hong Kong public offering (in shares) | shares		23,485,450	23,485,450
Conversion of Convertible Senior Notes due 2022		¥ 0	$ 202				0											0
Conversion of Convertible Senior Notes due 2022 (In shares) | shares		202	202
Noncontrolling interest recognized from partial disposal															2			2
Noncontrolling interest recognized in connection with acquisitions															3			3
Net income										(2,192)					(12)			(2,204)	$ (338,000,000)
Dividends paid to noncontrolling interest holders															(4)			(4)
Capital contribution from noncontrolling interest holders															10			10
Disposal of noncontrolling interest for deconsolidation															0			0
Loss arising from defined benefit plan, net of tax													(27)					(27)	(4,000,000)
Acquisition of noncontrolling interest							(118)								(18)			(136)
Foreign currency translation adjustments													203					203	31,000,000
Balance at Dec. 31, 2020		¥ 0			¥ (107)		¥ 9,808			¥ 1,502			¥ 127		¥ 102			¥ 11,432	$ 1,752,000,000
Balance issued (in shares) at Dec. 31, 2020 | shares		324,364,444	324,364,444															324,364,444	324,364,444
Balance outstanding (in shares) at Dec. 31, 2020 | shares		310,842,568	310,842,568															310,842,568	310,842,568
Treasury shares, balance (in shares) at Dec. 31, 2020 | shares					3,096,764													3,096,764	3,096,764